INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE
Schedule of (loss) income before income taxes
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cayman Islands	(17,593)	(7,962)	(2,943)
Hong Kong	(659)	(680)	(480)
PRC	(35,229)	10,037	4,379
	(53,481)	1,395	956

Schedule of income tax expenses
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Current income tax expense	2,113	7,013	3,956
Deferred income tax benefit	(586)	(562)	(482)
Income tax expense	1,527	6,451	3,474

Schedule of reconciliation of the effective income tax provisions

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Taxation at PRC statutory tax rate of 25%	(13,370)	349	239
Effect of non-PRC entities not subject to income tax	4,564	2,161	856
Effect of tax holiday	—	(466)	(8)
Effect of preferential tax rate	(248)	(14)	(119)
Current and deferred tax rate differential	1,015	1,167	762
Deemed interest income	1,010	276	46
Non-deductible expenses	4,337	3,041	1,447
Change in valuation allowance	3,818	575	1,041
Impact of changes in enacted tax rates	(325)	—	—
Prior year tax audit adjustment	190	—	—
PRC withholding tax on the outside basis difference of the discontinued operations	136	—	—
Provision for (reversal of) PRC dividend withholding tax	400	(296)	300
Effect of changes in the tax basis of property, plant and equipment	—	(225)	(391)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	—	(117)	(699)
Income tax expense	1,527	6,451	3,474
Effective tax rate (%)	(2.86)%	462.44%	363.39%

Schedule of aggregate amount and effects of tax holidays on basic and diluted loss per share
	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Aggregate amount	—	466	8
Basic and diluted	—	0.003	—

Schedule of reconciliation of accrued unrecognized tax benefits

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Balance as of January 1	3,743	6,093	6,077
Addition for tax positions taken in the current year	459	396	464
Reclassified from income tax payable for tax positions of prior years	2,336	1,138	1729
Reduction for tax positions of prior years	(87)	(171)	(27)
Lapse of statute of limitations	—	(117)	(669)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	(618)	(1,276)	—
Foreign currency translation	260	14	211
Balance as of December 31	6,093	6,077	7,785